Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 22, 2013	May 27, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 West Crest Limited [Member]	Sep. 30, 2014 Restricted Shares [Member]	Dec. 31, 2013 Restricted Shares [Member]	May 08, 2014 2013 Plan [Member] Restricted Shares [Member] Employees [Member]	Sep. 30, 2014 2013 Plan [Member] Restricted Shares [Member] Employees [Member]	Oct. 09, 2014 2013 Plan [Member] Restricted Shares [Member] Employees [Member] Subsequent Event [Member]	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Vesting Period From January 1, 2015 To January 1, 2018 [Member]	Dec. 31, 2013 2011 Plan [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Vesting Period From January 16, 2014 To January 16, 2017 [Member]	Jan. 16, 2014 2011 Plan [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Subsequent Event [Member]	Jan. 16, 2014 2011 Plan [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Subsequent Event [Member] Vesting Period From January 1, 2015 To January 1, 2018 [Member]	Jan. 16, 2014 2011 Plan [Member] Employee Stock Option [Member] January 16, 2014 [Member] Employees [Member] Subsequent Event [Member] Vesting Period From January 16, 2014 To January 16, 2017 [Member]
Subsequent Event [Line Items]
Number of options, Granted	228,000	560,000	177,600										177,600	120,000	57,600
Weighted average exercise price, Granted	$ 2.20	$ 2.20	$ 2.20										$ 2.20
Contractual term													10 years
Award vesting period									All five tranches will vest over a period of four years, with 25% of the awards vesting on various dates ranging from March 14, 2015 to May 13, 2015, with the remainder of the awards vesting on an annual basis thereafter.		January 1, 2015 to January 1, 2018, with 25% of the awards vesting on January 1, 2015 and the remainder of the awards vesting on an annual basis each January 1, thereafter	January 16, 2014 to January 16, 2017, with 25% of the awards vesting on January 16, 2014 and the remainder of the awards vesting on an annual basis each January 16, thereafter
Percentage of awards vesting									25.00%				25.00%
Payment date of outstanding payable					Jan. 29, 2014
Company name change date				Mar. 31, 2014
Number of shares, Granted						100,000	400,000	100,000		406,000